Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Level 2
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 3,378,710
Level 2 | Financial liabilities designated at fair value through profit or loss (IFRS9)
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	DCF
Carrying value	₩ 1,702,063
Significant unobservable inputs and range	Discount rate
Level 2 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 1,676,647
Level 2 | Derivative liabilities | Trading purpose
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model, DCF
Carrying value	₩ 1,444,545
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 2 | Derivative liabilities | Hedging purpose
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model, DCF
Carrying value	₩ 232,102
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 3
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 7,480,822
Level 3 | Financial liabilities designated at fair value through profit or loss (IFRS9)
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 6,833,737
Significant unobservable inputs and range	The volatility of the underlying asset(0.00%~107.00%) Correlations(-42.00%~93%)
Level 3 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 647,085
Level 3 | Derivative liabilities | Equity and foreign exchange related
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 199,504
Significant unobservable inputs and range	The volatility of the underlying asset(2.20%~98.00%) Correlations(-3.00%~82.00%)
Level 3 | Derivative liabilities | Interest rates related
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 374,976
Significant unobservable inputs and range	The volatility of the underlying asset(0.00%~33.00%) Regression coefficient(0.42%~2.77%) Correlations(28.15%~91.00%)
Level 3 | Derivative liabilities | Credit and commodity related
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 72,605
Significant unobservable inputs and range	The volatility of the underlying asset(1.00%~107.00%) Correlations(-20.00%~93.00%)